FAIR VALUE MEASUREMENT - Activities related to fair value of assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of activities related to fair value of assets
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair value changes in investments, net
Level 3 | Unlisted equity securities
Summary of activities related to fair value of assets
Beginning balance	¥ 246,007	¥ 238,294
Change in fair value	(159,264)	(10,828)
Dividend Received	(412)
Investment Made	9,472	18,541
Disposal	(11,131)
Ending balance	84,672	246,007
Level 3 | Long-term wealth management products
Summary of activities related to fair value of assets
Beginning balance	3,269,701	657,550
Fair value at inception of purchased	37,500	4,931,964
Change in fair value	(84,512)	147,422
Exchange adjustment	132,304	(125,530)
Dividend Received		(52,059)
Transfer to short-term investment	(3,317,493)	(2,289,646)
Ending balance	37,500	3,269,701
Recurring | Level 3 | Short-term wealth management products
Summary of activities related to fair value of assets
Beginning balance	2,289,646
Transfer from long-term investment	3,317,493	2,289,646
Change in fair value	(1,077)
Exchange adjustment	197,924
Disposal	(2,804,593)
Ending balance	2,999,393	2,289,646
Recurring | Level 3 | Loan receivables under fair value option
Summary of activities related to fair value of assets
Beginning balance	68,190	41,519
Fair value at inception of purchased		35,534
Cash collection	(24,869)
Change in fair value	(39,438)	(8,863)
Ending balance	¥ 3,883	¥ 68,190